Operating Lease Commitments (Details) (USD $)	Dec. 31, 2011
2012	$ 1,411,000
2013	899,000
2014	548,000
2015	234,000
2016 and thereafter	70,000
Operating Leases, Future Minimum Payments Due	$ 3,162,000